Securities (Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities [Abstract]
Due in one year or less	$ 2,313
Due in one year or less, Fair value	2,324
Due after one year through five years	16,368
Due after one year through five years, Fair value	16,628
Due after five years through ten years	51,637
Due after five years through ten years, Fair value	52,022
Due after ten years	120,197
Due after ten years, Fair value	118,245
Other securities having no maturity date	1,002
Other securities having no maturity date, Fair value	986
Total amoritzed cost	191,517	$ 180,812
Available-for-sale Securities, Total	$ 190,205	$ 182,929